Payroll costs, share based payments and management incentive schemes - Share based compensation reserve (Details) - EUR (€) € in Millions		9 Months Ended	12 Months Ended
	Jun. 19, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments			€ 1.0
Increase through share-based payment transactions		€ 0.1	2.6	€ 1.2
Vesting of Non-Executive Director restricted shares			0.1	0.3
Ending balance, Reserve of share-based payments			2.9	1.0
Share based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments			1.0
Vesting of Non-Executive Director restricted shares	€ (0.3)		(0.7)	0.3
Ending balance, Reserve of share-based payments			2.9	€ 1.0
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase through share-based payment transactions			0.8
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase through share-based payment transactions			€ 1.8